                             IDS CERTIFICATE COMPANY
                                SEMIANNUAL REPORT
                                 TO SHAREHOLDER


                                  JUNE 30, 1998




































                                                           Report Number C-100
                                                           IDSC Reports
                                                           September 17, 1998

IDS CERTIFICATE COMPANY
SEMIANNUAL REPORT TO SHAREHOLDER
JUNE 30, 1998




TABLE OF CONTENTS


                                                                   Page

Balance Sheet                                                      2-3

Statement of Operations                                            4-5

Statement of Stockholder's Equity                                  6

Statement of Cash Flows                                            7

Notes to Financial Statements                                      8-19

Investment Securities Owned                                       20-31

IDS CERTIFICATE COMPANY
BALANCE SHEET                                                       Unaudited
June 30, 1998
($ thousands)
--------------------------------------------------------------------------------


ASSETS

Qualified Assets (note 2)

Investments in unaffiliated issuers (notes 3 and 4):
  Held-to-maturity securities                                          $681,609
  Available-for-sale securities                                       2,998,746
  First mortgage loans on real estate                                   213,005
  Certificate loans - secured by certificate reserves                    35,110
Investments in and advances to affiliates                                 3,900
                                                                  --------------

Total investments                                                     3,932,370
                                                                  --------------

Dividends and interest receivable                                        48,801

Other (note 9)                                                           73,184
                                                                  --------------

Total qualified assets                                                4,054,355
                                                                  --------------

Other Assets

Deferred distribution fees and other                                     21,306
                                                                  --------------

Total assets                                                         $4,075,661
                                                                  ==============

See notes to financial statements.

IDS CERTIFICATE COMPANY
BALANCE SHEET                                                      Unaudited
June 30, 1998
($ thousands)
-------------------------------------------------------------------------------

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:

Certificate Reserves (note 5):
Installment certificates:
  Reserves to mature                                                  $328,746
  Additional credits and accrued interest                               17,291
  Advance payments and accrued interest                                    919
  Other                                                                     56
Fully paid certificates:
  Reserves to mature                                                 3,089,576
  Additional credits and accrued interest                              178,930
Due to unlocated certificate holders                                       359
                                                                 --------------

Total certificate reserves                                           3,615,877
                                                                 --------------

Accounts Payable and Accrued Liabilities:
  Due to Parent (note 7A)                                                  791
  Due to affiliates (notes 7B, 7C and 7D)                                  651
  Payable for investment securities purchased                           33,122
  Payable under reverse repurchase agreements                          117,000
  Accounts payable, accrued expenses and other (note 9)                 45,245
                                                                 --------------

Total accounts payable and accrued liabilities                         196,809
                                                                 --------------

Deferred federal income taxes                                           12,788
                                                                 --------------

Total liabilities                                                    3,825,474
                                                                 --------------

Commitments (note 4)

Stockholder's Equity (notes 5B, 5C, and 6):

Common stock, $10 par - authorized and
  issued 150,000 shares                                                   1,500
Additional paid-in capital                                              143,844
Retained earnings:
  Appropriated for predeclared additional credits/interest                4,827
  Appropriated for additional interest on advance payments                   50
  Unappropriated                                                         68,565
Accumulated other comprehensive income-net (note 10)                     31,401
                                                                  --------------

Total stockholder's equity                                              250,187
                                                                  --------------

Total liabilities and stockholder's equity                           $4,075,661
                                                                  ==============

See notes to financial statements.

IDS CERTIFICATE COMPANY
STATEMENT OF OPERATIONS                                              Unaudited
Six Months Ended June 30, 1998
($ thousands)
--------------------------------------------------------------------------------


Investment Income:
Interest income from investments:
  Bonds and notes:
    Unaffiliated issuers                                                $107,581
  Mortgage loans on real estate
    Unaffiliated                                                           8,368
  Certificate loans                                                          981
Dividends                                                                 21,611
Other                                                                      1,738
                                                                  --------------

Total investment income                                                  140,279
                                                                  --------------


Investment Expenses:
Parent and affiliated company fees (note 7):
  Distribution                                                            18,061
  Investment advisory and services                                         4,608
  Transfer agency                                                          2,005
  Depositary                                                                 131
Options (note 9)                                                           9,318
Reverse repurchase agreements                                              2,526
Interest rate floors (note 9)                                                 80
Interest rate swap agreements (note 9)                                     2,627
Other                                                                        128
                                                                   -------------

Total investment expenses                                                 39,484
                                                                   -------------

Net investment income before provision
  for certificate reserves and income tax benefit                       $100,795
                                                                   -------------


See notes to financial statements.

IDS CERTIFICATE COMPANY
STATEMENT OF OPERATIONS (Continued)                                 Unaudited
Six Months Ended June 30, 1998
($ thousands)
--------------------------------------------------------------------------------


Provision for Certificate  Reserves  (notes 5 and 9):
According to the terms of the certificates:
  Provision for certificate reserves                                     $4,530
  Interest on additional credits                                            540
  Interest on advance payments                                               22
Additional credits/interest authorized by IDSC:
  On fully paid certificates                                             81,727
  On installment certificates                                             1,075
                                                                  --------------

Total provision for certificate reserves before reserve recoveries       87,894
Reserve recoveries from terminations prior to maturity                     (533)
                                                                  --------------

Net provision for certificate reserves                                   87,361
                                                                  --------------

Net investment income before income tax benefit                          13,434
Income tax benefit (note 8)                                                 844
                                                                  --------------

Net investment income                                                    14,278
                                                                  --------------

Realized gain on investments - net:
  Securities of unaffiliated issuers                                      1,789
Income tax expense (note 8)                                                 626
                                                                  --------------

Net realized gain on investments                                          1,163
                                                                  --------------

Net income - wholly owned subsidiary                                        128
                                                                  --------------

Net income                                                              $15,569
                                                                  ==============


See notes to financial statements.

IDS CERTIFICATE COMPANY
STATEMENT OF STOCKHOLDER'S EQUITY                                   Unaudited
Six Months Ended June 30, 1998
($ thousands)
--------------------------------------------------------------------------------


Common Stock:
  Balance at beginning and end of period                                 $1,500
                                                                  ==============

Additional Paid-in-capital:
  Balance at beginning and end of period                               $143,844
                                                                  ==============

Retained Earnings:
  Appropriated for predeclared additional credits/interest (note 5B):
    Balance at beginning of period                                       $6,375
    Transferred to unappropriated retained earnings                      (1,548)
                                                                  --------------

    Balance at end of period                                             $4,827
                                                                  ==============

  Appropriated for additional interest on advance payments (note 5C):
    Balance at beginning and end of period                                  $50
                                                                  ==============

  Unappropriated (note 6):
    Balance at beginning of period                                      $55,948
    Net income                                                           15,569
    Transferred from appropriated retained earnings                       1,548
    Cash dividends declared                                              (4,500)
                                                                  --------------

    Balance at end of period                                            $68,565
                                                                  ==============

Other Accumulated Comprehensive Income-net (note 10)
  Balance at beginning of period                                        $31,793
  Change during period                                                     (392)
                                                                  --------------

  Balance at end of period                                              $31,401
                                                                  ==============

Total Stockholder's Equity                                             $250,187
                                                                  ==============


See notes to financial statements.

IDS CERTIFICATE COMPANY
STATEMENT OF CASH FLOWS                                           Unaudited
Six Months Ended June 30, 1998
($ thousands)
------------------------------------------------------------------------------


Cash flows from operating activities:
Net income                                                            $15,569
Adjustments to reconcile net income to net
cash provided by operating activities:
  Net income of wholly owned subsidiary                                  (128)
  Net provision for certificate reserves                               87,361
  Interest income added to certificate loans                             (612)
  Amortization of premiums/discounts-net                               10,236
  Provision for deferred federal income taxes                          (2,176)
  Net realized gain on investments before income taxes                 (1,789)
  Decrease in dividends and interest receivable                            17
  Decrease in deferred distribution fees                                2,892
  Increase in other assets                                             (3,094)
  Decrease in other liabilities                                         6,370
                                                                --------------

Net cash provided by operating activities                             114,646
                                                                --------------

Cash flows from investing activities: Maturity and redemption of investments:
  Held-to-maturity securities                                          77,973
  Available-for-sale securities                                       241,779
  Other investments                                                    43,198
Sale of investments:
  Held-to-maturity securities                                               -
  Available-for-sale securities                                       178,616
Certificate loan payments                                               1,996
Purchase of investments:
  Held-to-maturity securities                                          (1,034)
  Available-for-sale securities                                      (492,522)
  Other investments                                                   (37,276)
Certificate loan fundings                                              (1,924)
                                                                --------------

Net cash used in investing activities                                  10,806
                                                                --------------

Cash flows from financing activities:
Payments from certificate owners                                      612,463
Proceeds from reverse repurchase agreements                           593,500
Dividend from wholly-owned subsidiary                                   3,000
Certificate maturities and cash surrenders                           (831,415)
Payments under reverse repurchase agreements                         (498,500)
Dividend paid                                                          (4,500)
                                                                --------------

Net cash provided by financing activities                            (125,452)
                                                                --------------

Net decrease in cash and cash equivalents                                   -
Cash and cash equivalents beginning of period                               -
                                                                ---------------

Cash and cash equivalents end of period                             $       -
                                                                ===============


Supplemental disclosures including non-cash transactions:
Cash received for income taxes                                         $2,328
Certificate maturities and surrenders through loan reductions           4,068


See notes to financial statements.

IDS CERTIFICATE COMPANY
Notes to Financial Statements($ in thousands unless indicated otherwise) (Unaudited)
--------------------------------------------------------------------------------

1.  Nature of business and summary of significant accounting policies

Nature of business

IDS Certificate Company (IDSC) is a wholly owned subsidiary of American Express Financial Corporation (Parent), which is a wholly owned subsidiary of American Express Company. IDSC is registered as an investment company under the Investment Company Act of 1940 ("the 1940 Act") and is in the business of issuing face-amount investment certificates. The certificates issued by IDSC are not insured by any government agency. IDSC's certificates are sold primarily by American Express Financial Advisors Inc.'s (an affiliate) field force operating in 50 states, the District of Columbia and Puerto Rico. IDSC's Parent acts as investment advisor for IDSC.

IDSC currently offers nine types of certificates with specified maturities ranging from ten to twenty years. Within their specified maturity, most certificates have interest rate terms of one to thirty-six months. In addition, two types of certificates have interest tied, in whole or in part, to any upward movement in a broad-based stock market index. Except for two types of certificates, all of the certificates are available as qualified investments for Individual Retirement Accounts or 401(k) plans and other qualified retirement plans.

IDSC's gross income is derived primarily from interest and dividends generated by its investments. IDSC's net income is determined by deducting from such gross income its provision for certificate reserves, and other expenses, including taxes, the fee paid to Parent for investment advisory and other services, and the distribution fees paid to American Express Financial Advisors Inc.

Described below are certain accounting policies that are important to an understanding of the accompanying financial statements.

Basis of financial statement presentation

The accompanying financial statements are presented in accordance with generally accepted accounting principles. IDSC uses the equity method of accounting for its wholly owned unconsolidated subsidiary, which is the method prescribed by the Securities and Exchange Commission (SEC) for non-investment company subsidiaries of issuers of face-amount certificates.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and the reported amounts of income and expenses during the six months then ended. Actual results could differ from those estimates.

Preferred stock dividend income

IDSC recognizes dividend income from cumulative redeemable preferred stocks with fixed maturity amounts on an accrual basis similar to that used for recognizing interest income on debt securities. Dividend income from perpetual preferred stock is recognized on an ex-dividend basis.

--------------------------------------------------------------------------------

Securities

Cash equivalents are carried at amortized cost, which approximates fair value. IDSC has defined cash and cash equivalents as cash in banks and highly liquid investments with a maturity of three months or less at acquisition and are not interest rate sensitive.

Debt securities that IDSC has both the positive intent and ability to hold to maturity are carried at amortized cost. Debt securities IDSC does not have the positive intent to hold to maturity, as well as all marketable equity securities, are classified as available for sale and carried at fair value. Unrealized holding gains and losses on securities classified as available for sale are carried, net of deferred income taxes, as a separate component of stockholder's equity.

The basis for determining cost in computing realized gains and losses on securities is specific identification. When there is a decline in value that is other than temporary, the securities are carried at estimated realizable value with the amount of adjustment included in income.

First mortgage loans on real estate

Mortgage loans are carried at amortized cost, less reserve for losses, which is the basis for determining any realized gains or losses.

Impairment is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses.

The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

IDSC generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Certificates

Investment certificates may be purchased either with a lump-sum payment or by installment payments. Certificate owners are entitled to receive at maturity a definite sum of money. Payments from certificate owners are credited to investment certificate reserves. Investment certificate reserves accumulate at specified percentage rates as declared by IDSC. Reserves also are maintained for advance payments made by certificate owners, accrued interest thereon, and for additional credits in excess of minimum guaranteed rates and accrued interest thereon. On certificates allowing for the deduction of a surrender charge, the cash surrender values may be less than accumulated investment certificate reserves prior to maturity dates. Cash surrender values on certificates allowing for no surrender charge are equal to certificate reserves. The payment distribution, reserve accumulation rates, cash surrender values, reserve values and other matters are governed by the 1940 Act.

--------------------------------------------------------------------------------

Deferred distribution fee expense

On certain series of certificates, distribution fees are deferred and amortized over the estimated lives of the related certificates, which is approximately 10 years. Upon surrender prior to maturity, unamortized deferred distribution fees are recognized in expense and any related surrender charges are recognized as a reduction in provision for certificate reserves.

Federal income taxes

IDSC's taxable income or loss is included in the consolidated federal income tax return of American Express Company. IDSC provides for income taxes on a separate return basis, except that, under an agreement between Parent and American Express Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Parent and its subsidiaries that Parent will reimburse a a subsidiary for any tax benefits recorded.

2. Deposit of assets and maintenance of qualified assets

A) Under the provisions of its certificates and the 1940 Act, IDSC was required to have qualified assets (as that term is defined in Section 28(b) of the 1940
Act) in the amount of $3,578,405 at June 30, 1998. IDSC had qualified assets of $3,972,924 at June 30, 1998, excluding net unrealized appreciation on available-for-sale securities of $48,309 and payable for securities purchased of $33,122.

Qualified assets are valued in accordance with such provisions of Minnesota Statutes as are applicable to investments of life insurance companies. Qualified assets for which no provision for valuation is made in such statutes are valued in accordance with rules, regulations or orders prescribed by the SEC. These values are the same as financial statement carrying values, except for debt securities classified as available for sale and all marketable equity securities, which are carried at fair value in the financial statements but are valued at amortized cost for qualified asset and deposit maintenance purposes.

B) Pursuant to provisions of the certificates, the 1940 Act, the central depositary agreement and to requirements of various states, qualified assets of IDSC at June 30, 1998 were deposited as follows:

                                                                                      Required
                                                                        Deposits      deposits         Excess
                                                                 --------------------------------------------
Deposits to meet certificate liability requirements:
  States                                                                    $363          $327            $36
  Central Depositary                                                   3,744,813     3,537,864        206,949
                                                                  --------------------------------------------

Total                                                                 $3,745,176    $3,538,191       $206,985
                                                                  ============================================

The assets on deposit consisted of securities having a deposit value of $3,493,101, mortgage loans of $209,651 and other assets of $42,424.

--------------------------------------------------------------------------------

American Express Trust Company is the central depositary for IDSC. See note 7C.

3.  Investments in securities

A) Fair values of investments in securities represent market prices and estimated fair values when quoted prices are not available. Estimated fair values are determined by IDSC using established procedures involving review of market indexes, price levels of current offerings and comparable issues, price estimates and market data from independent brokers and financial files. The procedures are reviewed annually. IDSC's vice president - investments reports to the board of directors on an annual basis regarding such pricing sources and procedures to provide assurance that fair value is being achieved.

The following is a summary of securities held to maturity and securities available for sale at June 30, 1998.

                                                                                         Gross          Gross
                                                        Amortized           Fair      realized       realized
                                                             Cost          Value         gains         losses
                                                    ----------------------------------------------------------
HELD TO MATURITY
U.S. Government and
  agencies obligations                                       $363           $369            $6            $-
Mortgage-backed
  securities                                               25,971         26,503           532             -
Corporate debt
  securities                                              193,323        198,514         5,191             -
Stated maturity
  preferred stock                                         461,952        484,140        22,217             29
                                                    ----------------------------------------------------------

Total                                                    $681,609       $709,526       $27,946            $29
                                                    ==========================================================

                                                                                         Gross          Gross
                                                        Amortized           Fair      realized       realized
                                                             Cost          Value         gains         losses
                                                    ----------------------------------------------------------
AVAILABLE FOR SALE
Mortgage-backed
  securities                                           $1,089,733     $1,110,054       $20,834           $513
State and municipal
  obligations                                              32,584         33,834         1,250              -
Corporate debt
  securities                                            1,670,552      1,692,509        25,533          3,576
Stated maturity
  preferred stock                                          63,342         65,375         2,053             20
Perpetual preferred
  stock                                                    94,226         96,974         2,766             18
                                                    ----------------------------------------------------------

Total                                                  $2,950,437     $2,998,746       $52,436         $4,127
                                                    ==========================================================

At June 30, 1998, there were no securities classified as trading securities.

During the six months ended June 30, 1998, debt securities classified as available for sale were sold with proceeds of $176,982 and gross realized gains on such sales of $2,523 and gross realized losses on such sales of $1,432.

During the six months ended June 30, 1998, there were no sales of or transfers from securities classified as held to maturity.

--------------------------------------------------------------------------------

B) At June 30, 1998, investments in securities with fixed maturities comprised 88% of IDSC's total invested assets. Securities are rated by Moody's and Standard & Poor's (S&P), or by Parent's internal analysts, using criteria similar to Moody's and S&P, when a public rating does not exist. A summary of investments in securities with fixed maturities by rating of investment is as follows:

Rating

Aaa/AAA                                                        39 %
Aa/AA                                                           1
Aa/A                                                            1
A/A                                                            13
A/BBB                                                           5
Baa/BBB                                                        30
Below investment grade                                         11
                                                    --------------

Total                                                         100 %
                                                    ==============


Of the securities rated Aaa/AAA, 80% are U.S. Government Agency mortgage-backed securities that are not rated by a public rating agency. Approximately 9% of other securities with fixed maturities are rated by Parent's Internal analysts. No investment in any one issuer is greater than 1% of IDSC's total investment in securities with fixed maturities.

C) IDSC reserves freedom of action with respect to its acquisition of restricted securities that offer advantageous and desirable investment opportunities. In a private negotiation, IDSC may purchase for its portfolio all or part of an issue of restricted securities. Since IDSC would intend to purchase such securities for investment and not for distribution, it would not be "acting as a distributor" if such securities are resold by IDSC at a later date.

The fair values of restricted securities are determined by the board of directors using the procedures and factors described in note 3A.

In the event IDSC were to be deemed to be a distributor of the restricted securities, it is possible that IDSC would be required to bear the costs of registering those securities under the Securities Act of 1933, although in most cases such costs would be incurred by the issuer of the restricted securities.

4. Investments in first mortgage loans on real estate

At June 30, 1998, IDSC's recorded investment in impaired mortgage loans was $333 and the reserve for loss on that amount was $261. During the first six months of 1998, the average recorded investment in impaired mortgage loans was $348.

IDSC recognized $16 of interest income related to impaired mortgage loans for the six months ended June 30, 1998.

There were no changes in the reserve for loss on mortgage loans during the six months ended June 30, 1998.

--------------------------------------------------------------------------------

At June 30, 1998, commitments for fundings of first mortgage loans, at market interest rates, aggregated $48,940. IDSC employs policies and procedures to ensure the creditworthiness of the borrowers and that funds will be available on the funding date. IDSC's loan fundings are restricted to 80% or less of the market value of the real estate at the time of the loan funding.

At June 30, 1998, approximately 5% of IDSC's invested assets were first mortgage loans on real estate. A summary of first mortgage loans by type of real estate is as follows:

Region

West North Central                                             21 %
South Atlantic                                                 20
East North Central                                             18
Mountain                                                       12
West South Central                                             10
Middle Atlantic                                                10
New England                                                     7
Pacific                                                         2
East South Central                                              -
                                                         --------------

Total                                                         100 %
                                                         ==============

Property Type

Retail/shopping centers                                        27 %
Office buildings                                               26
Apartments                                                     20
Industrial buildings                                           17
Other                                                          10
                                                         --------------

Total                                                         100 %
                                                         ==============

5.  Certificate reserves

Reserves maintained on outstanding certificates have been computed in accordance with the provisions of the certificates and Section 28 of the 1940 Act. The average rates of accumulation on certificate reserves at June 30, 1998 were:

                                                                         Average       Average
                                                          Reserve          gross    additional
                                                          balance   accumulation        credit
                                                      at June 30,           rate          rate
                                                    -------------------------------------------
Installment certificates:
Reserves to mature:
With guaranteed rates                                     $22,638              3.50%          1.35%
Without guaranteed rates (A)                              306,108                 -           3.00
Additional credits and accrued interest                    17,291              3.17              -
Advance payments and accrued interest (C)                     919              3.17           1.68
Other                                                          56                 -              -
Fully paid certificates:
Reserves to mature:
With guaranteed rates                                     154,740              3.20           1.81
Without guaranteed rates (A) and (D)                    2,934,836                 -           4.79
Additional credits and accrued interest                   178,930              3.19              -
Due to unlocated certificate holders                          359                 -              -
                                                    --------------

Total                                                  $3,615,877
                                                    ==============

--------------------------------------------------------------------------------

A) There is no minimum rate of accrual on these reserves. Interest is declared periodically, quarterly or annually, in accordance with the terms of the separate series of certificates.

B) On certain series of single payment certificates, additional interest is predeclared for periods greater than one year. At June 30, 1998, $4,827 of retained earnings had been appropriated for the predeclared additional interest, which represents the difference between certificate reserves on these series, calculated on a statutory basis, and the reserves maintained per books.

C) Certain series of installment certificates guarantee accrual of interest on advance payments at an average of 3.17%. IDSC has increased the rate of accrual to 4.85% through April 30, 1999. An appropriation of retained earnings amounting to $50 has been made, which represents the estimated additional accrual that will result from the increase granted by IDSC.

D) The IDS Stock Market and IDS Market Strategy Certificates enable the certificate owner to participate in any relative rise in a major stock market index without risking loss of principal. Generally the certificates have a term of 12 months and may continue for up to 14 and 19 successive terms, respectively. The reserve balances at June 30, 1998 were $478,333 and $19,252, respectively.

6.  Dividend restriction

Certain series of installment certificates outstanding provide that cash dividends may be paid by IDSC only in calendar years for which additional credits of at least one-half of 1% on such series of certificates have been authorized by IDSC. This restriction has been removed for 1998 and 1999 by IDSC's declaration of additional credits in excess of this requirement.

7. Fees paid to Parent and affiliated companies ($ not in thousands)

A) The basis of computing fees paid or payable to Parent for investment advisory and other general and administrative services is:

The investment advisory and services agreement with Parent provides for a graduated scale of fees equal on an annual basis to 0.750% on the first $250 million of total book value of assets of IDSC, 0.650% on the next $250 million, 0.550% on the next $250 million, 0.500% on the next $250 million and 0.107% on the amount in excess of $1 billion. Effective Jan. 1, 1998, the fee on the amount in excess of $1 billion was changed from 0.450% to 0.107%. The fee is payable monthly in an amount equal to one-twelfth of each of the percentages set forth above. Excluded from assets for purposes of this computation are first-mortgage loans, real estate and any other asset on which IDSC pays an outside service fee.

B) The basis of computing fees paid or payable to American Express Financial Advisors Inc. (an affiliate) for distribution services is:

Fees payable to American Express Financial Advisors Inc. on sales of IDSC's certificates are based upon terms of agreements giving American Express Financial Advisors Inc. the exclusive right to distribute the certificates

--------------------------------------------------------------------------------

covered under the agreements. The agreements provide for payment of fees over a period of time.

From time to time, IDSC may sponsor or participate in sales promotions involving one or more of the certificates and their respective terms. These promotions may offer a special interest rate to attract new clients or retain existing clients. To cover the cost of these promotions, distribution fees paid to American Express Financial Advisors may be lowered. For the promotion of IDSC's 7-month and 13-month term Flexible Savings certificate which occurred Sept. 10, 1997 to Nov. 25, 1997, the distribution fee for sales of these certificates was lowered to 0.067%.

The aggregate fees payable under the agreements per $1,000 face amount of installment certificates and a summary of the periods over which the fees are payable are:

                                                                                                    Number of
                                                                                               certificate years
                                                              Aggregate fees payable               over which
                                                    -------------------------------------------    subsequent
                                                                                    Subsequent   years' fees are
                                                            Total     First year         years      payable
                                                    ----------------------------------------------------------
On sales effective April 30, 1997                             $25.00          $2.50        $22.50           9
On sales prior to April 30, 1997(a)                            30.00           6.00         24.00           4

(a) At the end of the sixth through the 10th year, an additional fee of 0.5% is payable on the daily average balance of the certificate reserve maintained during the sixth through the 10th year, respectively.

Effective April 30, 1997, fees on Cash Reserve and Flexible Savings certificates are paid at a rate of 0.20% of the purchase price at the time of issuance and 0.20% of the reserves maintained for these certificates at the beginning of the second and subsequent quarters from issue date. For certificates sold prior to April 30, 1997, fees were paid at a rate of 0.25% of the purchase price at the time of issuance and are paid at a rate of 0.25% of the reserves maintained for these certificates at the beginning of the second and subsequent quarters from issue date.

Fees on the Future Value Certificate were paid at the rate of 5% of the purchase price at time of issuance. Effective May 1, 1997, the Future Value Certificate is no longer being offered for sale.

Fees on the Investors Certificate are paid at an annualized rate of 1% of the reserves maintained for the certificates. Fees are paid at the end of each term on certificates with a one, two or three-month term. Fees are paid each quarter from date of issuance on certificates with a six, 12, 24 or 36-month term.

Fees on the Preferred Investors Certificate are paid at an annualized rate of 0.66% of the reserves maintained for the certificates. Fees are paid at the end of each term on certificates with a one, two or three-month term. Fees are paid each quarter from date of issuance on certificates with a six, 12, 24 or 36-month term.

--------------------------------------------------------------------------------

Effective April 30, 1997, fees on the Stock Market Certificate are paid at a rate of 0.70% of the purchase price on the first day of the certificate's term and 0.70% of the reserves maintained for these certificates at the beginning of each subsequent term. For certificates sold prior to April 30, 1997, fees were paid at a rate of 1.25% of the purchase price on the first day of the certificate's term and are paid at a rate of 1.25% of the reserves maintained for these certificates at the beginning of each subsequent term.

C) The basis of computing depositary fees paid or payable to American Express Trust Company (an affiliate) is:

--------------------------------------------------------------------------------
Maintenance charge per account                      5 cents per $1,000 of assets
                                                    on deposit

Transaction charge                                  $20 per transaction

Security loan activity:
  Depositary Trust Company receive/deliver          $20 per transaction
  Physical receive/deliver                          $25 per transaction
  Exchange collateral                               $15 per transaction
--------------------------------------------------------------------------------

A transaction consists of the receipt or withdrawal of securities and commercial paper and/or a change in the security position. The charges are payable quarterly except for maintenance, which is an annual fee.

D) The basis for computing fees paid or payable to American Express Bank Ltd. (an affiliate) for the distribution of the IDS Special Deposits certificate on an annualized basis is:

1.25% of the reserves maintained for the certificates on an amount from $100,000 to $249,000, 0.80% on an amount from $250,000 to $499,000, 0.65% on an amount from $500,000 to $999,000 and 0.50% on an amount $1,000,000 or more. Fees are paid at the end of each term on certificates with a one, two or three-month term. Fees are paid at the end of each quarter from date of issuance on certificates with a six, 12, 24 or 36-month term.

E) The basis of computing transfer agent fees paid or payable to American Express Client Service Corporation (AECSC) (an affiliate) is:

Under a Transfer Agency Agreement effective Jan. 1, 1998, AECSC maintains certificate owner accounts and records. IDSC pays AECSC a monthly fee of one-twelfth of $10.353 per certificate owner account.

8.  Income taxes

The federal income tax rate applicable to income of IDSC for the six months ended June 30, 1998 was based on the effective tax rate expected to be applicable for the full fiscal year ending Dec. 31, 1998.

--------------------------------------------------------------------------------

A reconciliation of the statutory federal income tax rate and the expected federal income tax rate at Dec. 31, 1998 is:

                                                                 Rate
-----------------------------------------------------------------------

Statutory federal income tax rate                                35.0%

Tax-exempt interest                                              (1.4)
Dividend exclusion                                              (35.0)
-----------------------------------------------------------------------

Expected federal income tax rate                                 (1.4)%
-----------------------------------------------------------------------

9.  Derivative financial instruments

IDSC enters into transactions involving derivative financial instruments as an end user (nontrading). IDSC uses these instruments to manage its exposure to interest rate risk and equity price risk, including hedging specific transactions. IDSC manages risk associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instrument will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or a major market index. IDSC is not impacted by market risk related to derivatives held because derivatives are largely used to manage risk and, therefore, the cash flows and income effects of the derivatives are inverse to the effects of the underlying hedged transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. IDSC monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, reviewing credit ratings and requiring collateral where appropriate. At June 30, 1998, IDSC's counterparties to the interest rate floors and swaps are rated A or better by nationally recognized rating agencies. The counterparties to the purchased call options are six major broker/dealers.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts do not represent market or credit risk and are not recorded on the balance sheet.

Credit risk related to derivative financial instruments is measured by the replacement cost of those contracts at the balance sheet date. The replacement cost represents the fair value of the instrument, and is determined by market values, dealer quotes or pricing models.

--------------------------------------------------------------------------------

IDSC's holdings of derivative financial instruments were as follows at June 30, 1998.


                                                         Notional                                       Total
                                                      or contract       Carrying          Fair         credit
                                                           amount          value         value       exposure
--------------------------------------------------------------------------------------------------------------
Assets:
  Interest rate floors                                   $500,000           $125           $51            $51
  Purchased call options                                      392         73,059        69,627         69,627
--------------------------------------------------------------------------------------------------------------

Total                                                    $500,392        $73,184       $69,678        $69,678
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Liabilities:
  Interest rate swaps                                    $500,000            $80          $679             $-
  Written call options                                        391         32,137        39,434              -
--------------------------------------------------------------------------------------------------------------

Total                                                    $500,391        $32,217       $40,113             $-
--------------------------------------------------------------------------------------------------------------

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate floors and swaps expire in April of 1999. The options expire in 1998 and 1999.

Interest rate floors and swaps, and options are used to manage IDSC's exposure to rising interest rates. These instruments are used primarily to protect the margin between the interest rate earned on investments and the interest rate credited to related investment certificate owners.

The interest rate floors are reset monthly and IDSC earns interest on the notional amount to the extent the U.S. Treasury securities at "constant maturity" for a period of one year exceed the reference rates specified in the floor agreements. These reference rates range from 4.6% to 4.7%. The cost of interest rate floors is amortized over the terms of the agreements on a straight line basis and is included in other qualified assets. The amortization, net of any interest earned, is included in investment expenses.

The interest rate swaps are reset monthly. IDSC pays a fixed rate on the notional amount ranging from 5.46% to 6.72% and receives a floating rate on the notional amount tied to the U.S. Treasury securities at "constant maturity" for a period of one year. There is no cost carried on the balance sheet. The carrying amount shown above represents the net interest receivable/payable under the swap agreements. Interest earned and interest expensed under the agreements is shown net in investment expenses.

IDSC offers a series of certificates which pays interest based upon the relative change in a major stock market index between the beginning and end of the certificates' term. The certificate owners have the option of participating in the full amount of increase in the index during the term (subject to a specified maximum) or a lesser percentage of the increase plus a guaranteed minimum rate of interest. As a means of hedging its obligations under the provisions of these certificates, IDSC purchases and writes call options on the major market index. The options are cash settlement options, that is, there is no underlying securities to deliver at the time the contract is closed out.

Each purchased (written) call option contract confers upon the holder the right (obligation) to receive (pay) an amount equal to one hundred dollars times the difference between the level of the major stock market index on the date the call option is exercised and the strike price of the option.

--------------------------------------------------------------------------------

The option contracts are less than one year in term. The premiums paid or received on these index options are reported in other qualified assets or liabilities, as as appropriate, and are amortized into investment expenses over the life of the option. The intrinsic value of these index options is also reported in other qualified assets or other liabilities, as appropriate. The unrealized gains and losses related to the changes in the intrinsic value of these options are recognized currently in provision for certificate reserves.

10.  Comprehensive income

Effective Jan. 1, 1998, IDSC adopted Statement of Financial Accounting Standards
(SFAS) No. 130, "Reporting Comprehensive Income." SFAS No. 130 requires the reporting and display of comprehensive income and its components. Comprehensive income is defined as the aggregate change in stockholder's equity excluding changes in ownership interests. For IDSC, it is net income and the unrealized gains or losses on available-for-sale securities net of taxes. The components of comprehensive income, net of related tax, for the six months ended June 30, 1998, were as follows:

Net income                                                           $15,569
Unrealized losses on available-for-sale securities-net                  (392)
                                                               --------------

Total comprehensive income                                           $15,177
                                                               ==============

11.  Year 2000 issue

The year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDSC. All of the systems used by IDSC are maintained by its Parent and are utilized by multiple subsidiaries and affiliates of the Parent. IDSC's business is heavily dependent upon the Parent's computer systems, and has significant interactions with systems of third parties.

A comprehensive review of the Parent's computer systems and business processes, including those specific to IDSC, has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. The Parent's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999.

The Parent is evaluating the Year 2000 readiness of advisors and other third parties whose system failures could have an impact on IDSC's operations. The potential materiality of any such impact is not known at this time.


IDS CERTIFICATE COMPANY
Schedule 1 - Investments of Securities of Unaffiliated Issuers                            Unaudited
($ in thousands)
                                                                     Bal Held at
                                                                     6/30/98
                                                                     Principal
                                                                     Amount of    Cost      Value at
                                                                     Bonds        (Notes    6/30/98
Issuer Name and Issue Title                                          and Notes    a & c)    (Note a)

           BONDS AND NOTES
           United States Government-
            Direct Obligations
                     US TREASURY BOND             6.875%  2000              165       165       169
                     US TREASURY BOND             5.625%  2000              200       198       200

           Total U.S. Government - Direct Obligations                       365       363       369

           Other Bonds and Notes

           United States Government Agencies
                     FHLMC-GNMA 40 D CMO          6.500%  2011           20,458    20,334    20,528              (f)
                     GNMA ARM #8377               7.000%  2018              826       824       847              (f)
                     GNMA ARM #8251               7.000%  2017               71        71        73              (f)
                     GNMA ARM #8365               7.375%  2018            1,837     1,837     1,891              (f)
                     GNMA ARM #8274               7.000%  2017            2,394     2,392     2,453              (f)
                     GNMA ARM #8293               7.000%  2017              574       574       589              (f)
                     GNMA ARM #8283               7.000%  2017              315       314       323              (f)
                     GNMA ARM #8353               7.375%  2018            1,078     1,072     1,109              (f)
                     GNMA ARM #8341               7.375%  2018              129       128       133              (f)
                     GNMA ARM #8240               7.000%  2017              849       839       870              (f)
                     GNMA ARM #8440               7.000%  2018              921       921       944              (f)
                     GNMA ARM #8206               6.875%  2017            1,223     1,223     1,253              (f)
                     GNMA ARM #8428               7.000%  2018              354       354       363              (f)
                     GNMA ARM #8157               6.875%  2023            5,218     5,308     5,340              (f)
                     GNMA ARM #8638               7.375%  2025           10,537    10,622    10,828              (f)
                     FNMA 30 YR #27880            9.000%  2016               83        85        87              (f)
                     FNMA 15 YR #34543            9.250%  2001              102       102       109              (f)
                     FNMA 30 YR #36225            9.000%  2016              246       250       260              (f)
                     FNMA 30 YR #040877           9.000%  2017              132       135       139              (f)
                     FNMA 30 YR #51617           10.000%  2017              111       112       120              (f)
                     FNMA 30 YR #52185           10.000%  2017               64        65        70              (f)
                     FNMA 15 YR #13705           11.000%  2000               19        19        20              (f)
                     FNMA 15 YR #18275           11.000%  2000                6         6         6              (f)
                     FNMA 15 YR #18745           11.000%  2000                6         6         6              (f)
                     FNMA 15 YR #2469            11.000%  2000               12        13        13              (f)
                     FNMA 15 YR #13157           11.000%  2000               10        10        11              (f)
                     FNMA 15 YR #13548           11.000%  2000               29        29        31              (f)
                     FNMA 15 YR #18986           11.000%  2000                7         7         7              (f)
                     FNMA 15 YR #64520           11.000%  2001               34        35        37              (f)
                     FNMA 15 YR #64523           11.000%  2000               43        43        45              (f)
                     FNMA 15 YR #19070           11.000%  2000                5         5         6              (f)
                     FNMA 15 YR #19261           11.000%  2000               12        13        13              (f)
                     FNMA 15 YR #22569           11.000%  2000               34        34        36              (f)
                     FNMA 15 YR #22271           11.000%  2000               28        28        29              (f)
                     FNMA 15 YR #22674           11.000%  2000               20        20        21              (f)
                     FNMA 15 YR #22405           11.000%  2000               28        29        30              (f)
                     FNMA 15 YR #25899           11.000%  2001               11        12        12              (f)
                     FNMA 15 YR #58405           11.000%  2003               25        26        27              (f)



                                                                     Bal Held at
                                                                     6/30/98
                                                                     Principal
                                                                     Amount of    Cost      Value at
                                                                     Bonds        (Notes    6/30/98
Issuer Name and Issue Title                                          and Notes    a & c)    (Note a)
                     FNMA 15 YR #70299           10.750%  2001              123       125       131              (f)
                     FNMA 15 YR #66458           10.000%  2004            3,061     3,078     3,184
                     FNMA 15 YR 70694 MEG         9.500%  2005            1,431     1,441     1,512
                     FNMA 15 6.0 #50973           6.000%  2009           33,978    33,275    33,720              (f)
                     FNMA 10YR #303115            6.500%  2004           12,007    11,397    12,104              (f)
                     FNMA 15YR #124848            8.000%  2008           10,463    10,435    10,807              (f)
                     FNMA 7YR 190778 BALN         6.000%  2001           38,829    38,557    38,831              (f)
                     FNMA 7YR #303448 BLN         6.500%  2002           17,696    17,711    17,801              (f)
                     FNMA 15YR #303445            5.500%  2009           17,956    17,268    17,428              (f)
                     FNMA #73227 MULT-FAM         6.700%  2005            2,561     2,586     2,578              (f)
                     FNMA 15YR 190534             6.000%  2018           17,547    17,276    17,425
                     FNMA 15 YR #A250857          7.000%  2012           17,292    17,256    17,622              (f)
                     FNMA 15YR #250671            7.500%  2011           19,098    19,149    19,647              (f)
                     FNMA 15 YR #313561           8.000%  2012           18,602    18,956    19,198              (f)
                     FNMA 15YR #303779            6.000%  2011           33,208    32,629    32,876              (f)
                     FNMA 7.0 15YR 250670         7.000%  2011            5,686     5,729     5,793              (f)
                     FNMA 15YR #313522            7.000%  2012           33,897    34,088    34,536              (f)
                     FNMA 15YR #367005            7.000%  2012           12,723    12,656    12,952              (f)
                     FNMA 15YR #313042            7.000%  2011           12,943    12,995    13,187              (f)
                     FNMA 93-62 B CMO             6.500%  2017            2,092     2,066     2,087              (f)
                     FNMA 95 2 T CMO              8.500%  2021            1,697     1,696     1,704              (f)
                     FNMA 92 203 E CMO            6.250%  2005            5,887     5,833     5,894              (f)
                     FANNIEMAE GR TRST            6.610%  2018           10,000     9,997    10,088              (f)
                     FNMA 97-2C CMO               7.000%  2020           32,793    32,810    33,330              (f)
                     FNMA 98-8 A SEQ CMO          6.500%  2024            9,497     9,500     9,541              (f)
                     FNMA 97-74 G SEQ CMO         6.500%  2024            9,127     9,090     9,170              (f)
                     FNMA 96-10 C CMO SEQ         6.500%  2023            7,597     7,339     7,646              (f)
                     FNMA 97-17 CMO               7.000%  2022           50,000    49,662    50,535              (f)
                     FN 97 11 K SEQ CM0           7.125%  2023           13,243    13,294    13,361              (f)
                     FNMA ARM #70007              7.255%  2017            1,801     1,801     1,885              (f)
                     FNMA ARM #70009              7.278%  2018            2,703     2,703     2,830              (f)
                     FNMA ARM #70117              7.293%  2017              625       625       654              (f)
                     FNMA ARM #79384              8.290%  2019              951       951     1,000              (f)
                     FNMA ARM #70202              7.522%  2019            1,936     1,936     2,015              (f)
                     FNMA ARM #92069              7.843%  2018            2,311     2,311     2,406              (f)
                     FNMA ARM #93787              7.671%  2019            2,113     2,113     2,200              (f)
                     FNMA ARM #97822              7.490%  2020              412       412       431              (f)
                     FNMA ARM#88879 3X3           7.926%  2019            1,916     1,916     2,004              (f)
                     FNMA ARM#105989 3X3          8.233%  2020            1,859     1,859     1,956              (f)
                     FNMA ARM #249907             8.000%  2024            9,906    10,052    10,320              (f)
                     FNMA ARM#89125 SEMI          7.125%  2019            5,431     5,545     5,608              (f)
                     FNMA ARM #303259             7.744%  2025            5,673     5,826     5,921              (f)
                     FNMA ARM#190726 SEMI         7.464%  2033           11,161    11,384    11,551              (f)
                     FNMA ARM #368121 5X1         6.760%  2025           18,911    19,179    19,123              (f)
                     FNMA ARM#359161 10X1         6.600%  2026           15,494    15,541    15,397              (f)
                     FHLMC CTF SER B-77           8.125%  2007               91        91        91              (f)
                     FHLMC 15 YR #200035          9.000%  2001              190       188       197              (f)
                     FHLMC 15 YR #200064          8.000%  2002              275       269       281              (f)
                     FHLMC 15 YR #212119          9.500%  2001               92        92        97              (f)
                     FHLMC 15 YR #218648          9.500%  2002               33        33        35              (f)
                     FHLMC 15 YR #200048          9.000%  2001              453       448       470
                     FHLMC 15YR #380025           9.500%  2003              477       475       504
                     FHLMC 15 YR #219679          9.500%  2003              393       391       414              (f)


                                                                     Bal Held at
                                                                     6/30/98
                                                                     Principal
                                                                     Amount of     Cost      Value at
                                                                     Bonds         (Notes    6/30/98
Issuer Name and Issue Title                                          and Notes     a & c)    (Note a)
                     FHLMC 15 YR #200022         10.500%  2000               48        49        51              (f)
                     FHLMC 15 YR #219757         11.000%  2003              927       964       981
                     FHLMC 15 YR #502175         10.500%  2004              115       117       122              (f)
                     FHLMC LOANS #885005          9.500%  2002            1,006     1,001     1,062              (f)
                     FHLMC 15 YR #885009          9.500%  2003            2,299     2,289     2,427
                     FHLMC LOANS #885008         10.000%  2003            1,648     1,655     1,742              (f)
                     FHLMC GOLD E00151            7.500%  2017            5,957     6,121     6,130              (f)
                     FHLMC 5 YR #G50152           7.000%  1999              174       174       175              (f)
                     FHLMC 15YR #G10336           7.500%  2010            5,383     5,302     5,540              (f)
                     FHLMC 15YR #G10344 G         7.500%  2010           12,171    12,114    12,524              (f)
                     FHLMC 15YR #10342            7.000%  2010           17,980    17,542    18,329              (f)
                     FHLMC 5YR*G50252             7.500%  2000           15,634    15,676    15,932              (f)
                     FHLMC 15YR G10364            7.000%  2010           15,254    15,178    15,550              (f)
                     FHLM 15 6.5 #G10369          6.500%  2010           33,730    33,344    34,015              (f)
                     FHLMC 15 #G10350 GLD         6.500%  2010           19,043    19,003    19,186              (f)
                     FHLMC 15YR #E00383           7.000%  2010           15,158    15,135    15,452              (f)
                     FHLMC 15YR GOLD              6.500%  2010           16,997    16,920    17,124              (f)
                     FH GD 15YR #E00426           6.500%  2011            7,905     7,835     7,958              (f)
                     FH15YR #G10439 GOLD          6.500%  2011            4,117     4,022     4,144              (f)
                     FH GD 7YR BLN N97208         7.000%  2003           10,585    10,686    10,720              (f)
                     FHLMC 15YR G10627            6.500%  2011           26,473    26,104    26,647              (f)
                     FHLMC 15YR G10665 GD         7.000%  2012           71,073    70,915    72,451              (f)
                     FHLMC T-009 AZ HEL           6.430%  2013           10,000    10,000    10,057              (f)
                     FHLMC 15YR                  11.000%  2003            1,185     1,211     1,254              (f)
                     FHLMC GOLD E00484            6.500%  2012            6,765     6,614     6,816              (f)
                     FHLMC GOLD #E00476           6.500%  2012           16,229    15,867    16,351              (f)
                     FHLMC15YR E00388GOLD         7.000%  2010           10,355    10,216    10,556              (f)
                     FHLMC ARM #840035            7.640%  2019              927       927       962              (f)
                     FHLMC ARM #840045            7.646%  2019            3,184     3,184     3,319              (f)
                     FHLMC ARM #605050            7.876%  2018              293       293       305              (f)
                     FHLMC ARM #605041            7.931%  2019              234       234       244              (f)
                     FHLMC ARM #605048            7.521%  2018            1,034     1,034     1,077              (f)
                     FHLMC ARM #605079            7.744%  2018            1,041     1,041     1,091              (f)
                     FHLMC ARM #605175            7.675%  2019            2,812     2,812     2,925              (f)
                     FHLMC ARM #605352            7.508%  2018            1,943     1,943     2,039              (f)
                     FHLMC ARM #605433            7.366%  2017            1,449     1,449     1,520              (f)
                     FHLMC ARM #605432            7.637%  2017              644       644       671              (f)
                     FHLMC ARM #405185            7.500%  2018            1,784     1,784     1,871              (f)
                     FHLMC ARM #405249            7.740%  2018            2,529     2,529     2,633              (f)
                     FHLMC ARM #630074            7.750%  2018              413       413       421              (f)
                     FHLMC ARM #605854            7.566%  2019            2,248     2,248     2,339              (f)
                     FHLMC ARM #630048            7.750%  2018               12        12        12              (f)
                     FHLMC ARM #405092            7.564%  2019            1,038     1,038     1,080              (f)
                     FHLMC ARM #840072            7.500%  2019            1,405     1,405     1,459              (f)
                     FHLMC ARM #605454            7.651%  2017            3,631     3,631     3,814              (f)
                     FHLMC ARM #405437            7.693%  2019              219       219       228              (f)
                     FHLMC ARM #405455            7.731%  2019            1,184     1,184     1,233              (f)
                     FHLMC ARM #405243            7.385%  2019              608       608       637              (f)
                     FHLMC ARM #606025            7.001%  2019            4,201     4,201     4,384              (f)
                     FHLMC ARM #606024            6.926%  2019            1,102     1,102     1,148              (f)
                     FHLMC ARM #405517            7.875%  2019              339       338       353              (f)
                     FHLMC ARM#605853             7.806%  2019            2,717     2,717     2,828              (f)
                     FHLMC ARM #405014            7.659%  2019              540       540       562              (f)

                                                                     Bal Held at
                                                                     6/30/98
                                                                     Principal
                                                                     Amount of     Cost      Value at
                                                                     Bonds         (Notes    6/30/98
Issuer Name and Issue Title                                          and Notes     a & c)    (Note a)
                     FHLMC ARM #401587            7.875%  2018            1,683     1,683     1,753              (f)
                     FHLMC ARM 840031             7.799%  2019              219       219       228              (f)
                     FHLMC ARM #840036            7.732%  2019            1,019     1,019     1,061              (f)
                     FHLMC ARM #405615            7.558%  2019              920       920       957              (f)
                     FHLMC ARM #405360            7.679%  2019              865       865       900              (f)
                     FHLMC ARM #606151            7.773%  2019            3,573     3,573     3,720              (f)
                     FHLMC ARM #635054            8.157%  2020              243       243       251              (f)
                     FHLMC ARM #405675            7.996%  2020            1,459     1,459     1,522              (f)
                     FHLMC ARM #405692            8.214%  2020            1,703     1,703     1,791              (f)
                     FHLMC ARM #606301            7.972%  2020            5,057     5,057     5,270              (f)
                     FHLMC ARM #405744            8.113%  2020              953       952     1,002              (f)
                     FHLMC ARM#865008 3X3         8.448%  2018            5,690     5,690     5,836              (f)
                     FHLMC ARM #845154            7.890%  2022            2,996     3,087     3,062              (f)
                     FHLMC ARM #845654            8.036%  2024           10,334    10,483    10,792              (f)
                     FHLMC ARM #350190            7.625%  2022            4,615     4,751     4,810              (f)
                     FHLMC ARM #845523            7.759%  2023            4,715     4,849     4,815              (f)
                     FHLMC ARM #845733            7.634%  2024           17,241    17,543    17,979              (f)
                     FHLMC ARM #845730            7.716%  2024           20,109    20,754    20,538              (f)
                     FHLMC ARM #845973            7.900%  2024            5,819     5,819     6,076              (f)
                     FHLMC ARM #845999            7.586%  2027           16,985    17,131    17,672              (f)
                     FHLMC ARM #846072            7.715%  2022            4,413     4,521     4,559              (f)
                     FHLMC ARM#846107LIB          8.038%  2025            5,666     5,794     5,818              (f)
                     FHLMC ARM#785363 3X1         7.961%  2025            4,739     4,801     4,899              (f)
                     FHLMC ARM #606903            7.099%  2022            1,045     1,054     1,054              (f)
                     FHLMC ARM#785615 3X1         6.681%  2026           10,958    10,898    11,342              (f)
                     FHLMC ARM#785634 3X1         6.749%  2026           12,725    12,767    13,011              (f)
                     FHLMC ARM#785619 3X1         6.628%  2026            5,392     5,421     5,510              (f)
                     FHLMC ARM#785672 3X1         6.724%  2026            6,756     6,787     6,802              (f)
                     FHLMC ARM#785601 5X1         6.450%  2026           10,259    10,345    10,319              (f)

           Total United States Government Agencies                    1,117,985 1,115,704 1,136,557

           Municipal Bonds

           California
                     CAL HSG 95-O TAX MUN         7.740%  2016           10,645    10,645    10,978 (b)(f)
                     CAL HSG FIN 1996-M           7.890%  2016            8,625     8,625     8,884 (b)(f)

           Illinois
                     CHICAGO IL SAN DIST          9.250%  2000            1,000     1,032     1,078 (b)(f)
                     *CHIC IL GAS SPY SRC         7.500%  2015            4,500     4,500     4,821 (b)(f)

           Minnesota
                     WEST MN MUNI POWER          10.250%  2015            3,120     3,168     3,223 (b)(f)

           New York
                     NEW YORK CITY NT GO          7.750%  2000              335       335       341 (b)(f)
                     NEW YORK PWR AUTH            9.500%  2001              180       188       190 (b)(f)

           Pennsylvania
                     WY VALLEY PA SWR             5.125%  2007              125       125       128 (b)(f)

           Texas
                     AUSTIN TX UTILITY           10.750%  2015            3,735     3,966     4,191 (b)(f)

           Total Municipal Bonds                                         32,265    32,584    33,834

                                                                     Bal Held at
                                                                     6/30/98
                                                                     Principal
                                                                     Amount of     Cost     Value at
                                                                     Bonds         (Notes   6/30/98
Issuer Name and Issue Title                                          and Notes     a & c)  (Note a)
           Public Utility
                     AES CORP SNR SUB NTS         8.375%  2007            5,000     4,978     5,050 (b)(d)(f)
                     AVON ENERGY                  6.730%  2002            4,750     4,750     4,837 (b)(d)(f)
                     BAROID CORP                  8.000%  2003            5,000     4,989     5,187
                     BARRETT RESOURCES            7.550%  2007            3,000     3,003     3,134       (f)
                     BELL ATLANTIC FINL           5.300%  1998            5,000     5,000     4,995       (f)
                     CMS ENERGY                   7.375%  2000            4,700     4,697     4,704       (f)
                     CSW INVESTMENTS 144A         6.950%  2001           10,000     9,991    10,219 (b)(d)(f)
                     CABLE & WIRELESS COM         6.375%  2003            6,000     5,974     6,012       (f)
                     CAL ENERGY CO INC            9.500%  2006            4,000     4,029     4,335       (f)
                     CROSS TIMBERS OIL CO         8.750%  2009            3,000     3,000     3,008       (f)
                     CYTEC INDUSTRIES INC         6.500%  2003           10,500    10,490    10,524       (f)
                     DETROIT EDISON               6.280%  2000            7,000     6,973     7,043       (f)
                     EL PASO ELEC CO              7.250%  1999            2,000     2,000     2,007       (f)
                     ENRON CORP                   6.625%  2003            5,000     5,030     5,094       (f)
                     ENRON CORP                   6.450%  2001           10,000    10,000    10,104       (f)
                     HANNA  M A                   9.000%  1998            5,000     5,007     5,022
                     INTL SPECIALTY PROD          9.000%  1999           15,000    15,074    15,116
                     JERSEY CENTRAL P&L           6.040%  2000            5,000     5,000     5,007
                     KN ENERGY INC                6.450%  2003            8,000     7,987     8,079       (f)
                     KANSAS CITY P&L              7.340%  1999           10,000    10,000    10,152
                     MCN INV`T CORP MTN           6.890%  2002            9,000     9,035     9,157       (f)
                     NEW PARK RESOURCES           8.625%  2007            2,500     2,529     2,544       (f)
                     NIAGARA MHWK PWR             7.375%  2003            3,000     3,106     3,108       (f)
                     NORAM ENERGY CORP            7.500%  2000            5,000     4,988     5,112       (f)
                     NORCEN ENERGY RES            6.800%  2002           10,000     9,984    10,237       (f)
                     NOVACOR CHEMICALS            6.500%  2000           10,000     9,982    10,060       (f)
                     OCCIDENTAL PETROLEUM         6.410%  2000            5,000     4,975     5,049       (f)
                     ORYX ENERGY                  8.650%  1999           15,000    15,000    15,183
                     PDV AMERICA                  7.250%  1998            3,000     3,000     3,010       (f)
                     PUBLIC SERV E&G CAP          6.800%  2002           10,000    10,028    10,136       (f)
                     PUB SERVICE ELEC GAS         6.740%  2001           12,000    12,000    12,143    (d)(f)
                     PACIFIC GAS TRANS            6.640%  2000            5,000     5,000     5,051       (f)
                     PAGING NETWORK              10.000%  2008            2,000     2,000     2,080       (f)
                     PRAXAIR INC                  6.750%  2003            5,000     4,801     5,123       (f)
                     SALTON SEA CL A              6.690%  2000            3,132     3,132     3,158       (f)
                     SMITH INT`L INC              7.240%  2001           10,000    10,000    10,239 (b)(d)(f)
                     TELEPORT COMM                9.875%  2006            4,000     4,073     4,565       (f)
                     TEXAS UTILITIES              6.370%  2000           10,000    10,000    10,079       (f)
                     TOSCO CORP                   7.000%  2000            5,000     4,997     5,099       (f)
                     USX CORP                     7.200%  2004           13,000    13,353    13,551       (f)
                     USA WASTE SERVICES           6.500%  2002           10,000     9,997    10,099 (b)   (f)
                     WILLIAMS CO INC              6.500%  2002           12,000    11,991    12,134       (f)

           Total Public Utility                                         291,582   291,943   296,546

           Finance
                     AG CAP FND SR.NT FLT         6.588%  2004           20,000    19,980    20,000    (d)(f)
                     AT&T CAPITAL CORP            6.900%  2002           15,000    14,905    15,306       (f)
                     ADVANTA MTG 98-1 A2          6.250%  2014            5,000     5,000     5,001       (f)
                     ALLIANCE INV CBO FLT         7.080%  2006           19,000    19,000    19,000    (d)(f)
                     ARISTAR FINL                 7.875%  1999            3,000     2,999     3,035       (f)
                     ARISTAR INC                  6.300%  2002           10,000     9,973    10,050       (f)

                                                                     Bal Held at
                                                                     6/30/98
                                                                     Principal
                                                                     Amount of     Cost     Value at
                                                                     Bonds         (Notes   6/30/98
Issuer Name and Issue Title                                          and Notes     a & c)   (Note a)
                     BANKAMERICA CORP             9.750%  2000           10,000    10,186    10,696
                     BANPONCE FIN CORP            6.580%  2003            5,000     4,986     5,049           (f)
                     BISTRO TRT 98-1000           6.580%  2001           14,000    13,999    14,049        (d)(f)
                     CA INF BK SDG E1 A2          6.040%  2002            1,500     1,500     1,507           (f)
                     CAPITAL ONE BANK             7.350%  2000            5,000     4,998     5,097           (f)
                     CAPITAL ONE BANK             6.375%  2003            5,500     5,484     5,462           (f)
                     CARAVELLE INV B FLTG         7.088%  2005           17,500    17,500    17,500           (f)
                     CARCO AUTO 97-1              6.689%  2004           12,000    12,000    12,068           (f)
                     CCMSC 1997-2 CLSS A1         6.450%  2004            4,888     4,889     4,944           (f)
                     COMMERCIAL CREDIT            8.250%  2001            9,000     8,935     9,611           (f)
                     CONTI FINANCIAL CORP         8.375%  2003            5,000     4,989     5,275           (f)
                     CONTI MTG HEL TRTA-6         6.690%  2016           10,000     9,999    10,174           (f)
                     CONTI 98-1 CLASS A5          6.430%  2016           10,000     9,998    10,042           (f)
                     COUNTRYWIDE FUNDING          8.420%  1999           19,700    19,695    20,016
                     COUNTRYWIDE HOME MTN         6.380%  2002            7,000     6,998     7,064           (f)
                     ECH FUNDING 98-1 A-2         7.081%  2010           19,000    19,000    19,000        (d)(f)
                     EQCC 97-3 A6 ABS HEL         6.610%  2021            5,000     5,013     5,072           (f)
                     FDIC 96-1C CLASS 1A          6.750%  2026            6,715     6,712     6,782           (f)
                     FIRST DOMINION CBO 1         6.900%  2013           19,000    19,000    18,952        (d)(f)
                     FIRST NATIONWIDE             9.125%  2003            4,000     3,891     4,200           (f)
                     FULB 97-C1 A-1 MBS           7.150%  2004            9,797     9,967    10,174           (f)
                     FULB 97-C2 CLASS A1          6.479%  2004            9,498     9,540     9,591           (f)
                     FIRST USA DEP NT             6.375%  2000            5,000     4,992     5,044           (f)
                     FIRSTAR CORP                 7.150%  2000           12,000    12,000    12,019           (f)
                     FIRSTPLUS 98-A-A NIM         8.500%  2023            6,821     6,791     6,776           (f)
                     GATX CAPITAL CORP            6.500%  2000            5,000     5,000     5,029           (f)
                     GATX CAP CORP MTN            6.360%  2002            5,000     4,940     5,023           (f)
                     GMAC 96-C1 COMM MBS          6.790%  2003            4,716     4,732     4,822           (f)
                     GMAC 97-C2 A CMBS            6.451%  2004            4,886     4,908     4,975           (f)
                     GS-96PROTECT LIFE A1         7.020%  2027            7,652     7,757     7,823           (f)
                     GMAC                         7.750%  1999           20,000    19,976    20,215           (f)
                     GREAT WESTERN FINL           6.375%  2000            3,000     2,995     3,018           (f)
                     GREENPOINT BANK              6.700%  2002            9,250     9,287     9,360           (f)
                     HELLER FINANCIAL             8.000%  1998           15,000    14,996    15,132
                     HELLER FINANCIAL             6.500%  2000            8,000     8,001     8,046           (f)
                     HELLER FINANCIAL             6.440%  2002            5,000     4,981     5,025           (f)
                     HOMESIDE LENDING             6.875%  2002           10,000     9,997    10,245           (f)
                     HOUSEHOLD FIN MTN            7.100%  2002           10,000     9,994    10,338           (f)
                     INDOSUEZ CAP B-2 CLO         7.131%  2010           16,500    16,500    16,500        (d)(f)
                     INTL LEASE FINANCE           7.950%  1999           12,000    11,998    12,144           (f)
                     IROQUOIS TRUST 97-1A         7.000%  2006           10,000    10,005    10,097        (d)(f)
                     IROQUOIS TRUST 97-2A         6.752%  2007           15,000    14,986    15,146        (d)(f)
                     KEYCORP SENIOR               7.430%  2000            4,000     3,998     4,095           (f)
                     LBCMT 98-C1 A-1 CMBS         6.330%  2004            3,908     3,928     3,942           (f)
                     LONG ISL SAV BK              7.000%  2002            5,000     4,991     5,122           (f)
                     MBNA AMER BANK NA            7.540%  2001           10,000     9,995    10,356
                     MBNA CORP                    6.500%  2000            5,000     4,999     5,037           (f)
                     ML CBO14 98-E&P-1 FL         7.088%  2010           11,000    11,000    10,945        (d)(f)
                     MARGARETTEN FIN'L            6.750%  2000           15,250    15,330    15,436           (f)
                     MELLON FINANCIAL             6.300%  2000           10,000     9,978    10,070           (f)
                     MERCHANDISE MART LLC         5.700%  1999           15,000    15,000    15,000        (d)(f)
                     ML CBO 98 SER 1 B1           6.900%  2009           10,500    10,476    10,474           (f)
                     MONEYSTORE 97-A              7.210%  2021            4,000     4,000     4,057           (f)


                                                                     Bal Held at
                                                                     6/30/98
                                                                     Principal
                                                                     Amount of     Cost      Value at
                                                                     Bonds         (Notes    6/30/98
Issuer Name and Issue Title                                          and Notes     a & c)    (Note a)
                     JPMS 96-C2 CL A              6.470%  2027            3,975     3,997     4,016       (f)
                     JPM 98-C6 A1 CMBS            6.373%  2030            3,897     3,915     3,933       (f)
                     MS CAP 1996-WFI MBS          7.220%  2028           10,000    10,119    10,203       (f)
                     MS CAP 1 1997-XL A-1         6.590%  2030           14,725    14,789    15,073       (f)
                     MS CAPI 97-ALIC A1 A         6.300%  2000            9,482     9,481     9,534       (f)
                     MS CAP 98-WF1 CMBS           6.250%  2007            2,473     2,485     2,501       (f)
                     MCF 96-MC2 CLS A1            6.758%  2004            9,413     9,481     9,648       (f)
                     NORWEST FINANCIAL            7.250%  2000            4,500     4,496     4,603
                     ORIX CR ALL 144A MTN         6.640%  2002           16,000    16,000    16,153    (d)(f)
                     PAMCOIII CLO 98-1 B2         7.000%  2010           19,000    19,000    19,000    (d)(f)
                     PENSKE TRUCK LEASING         7.750%  1999            3,000     3,020     3,048       (f)
                     PROVIDENT BANK               6.125%  2000            5,000     4,994     5,018
                     PROVIDIAN 97-4-A CRD         6.250%  2007           10,500    10,484    10,687       (f)
                     PROVIDIAN BANK               6.700%  2003           13,000    12,991    13,107       (f)
                     PHMS 1993-39 A8 SUPP         6.500%  2008           10,056     9,676    10,052       (f)
                     SL CMBS 97-C1 CLS A          6.875%  2004           16,084    16,218    16,446    (d)(f)
                     SBMS VII 91-1 B1             9.700%  2006              585       585       585       (f)
                     SANWA BUS CREDIT MTN         7.250%  2001           10,000     9,994    10,106 (b)(d)(f)
                     SAXON 98-1 AF3 HEL           6.450%  2024            2,000     1,999     2,013       (f)
                     SAXON 95-1 BA2 ARM           7.867%  2025            2,038     2,066     2,096       (f)
                     SEARS ROEBUK ACC             6.500%  2000            5,000     5,010     5,047       (f)
                     SASCO96-CL1 AIC              5.944%  2028            6,017     6,017     5,990       (f)
                     TRANS OCEAN CRP 144A         6.670%  2007           10,142    10,093    10,268    (d)(f)
                     UCFC 95 BA-2 ASSET B         6.600%  2009            2,034     2,035     2,037       (f)
                     UCFC 95 CA2 ASSET BK         6.575%  2011            4,082     4,086     4,095       (f)
                     UCFC 97-B CL A-4 ABS         6.940%  2023            7,000     6,993     7,139       (f)
                     UNIFRAX INVESTMENT          10.500%  2003            5,000     5,033     5,238       (f)
                     VAN KAMPEN CLOII LMT         6.940%  2008            5,000     5,000     4,994    (d)(f)
                     VANDERBILT 98-A A2           6.140%  2006            3,000     3,000     3,009       (f)
                     WAYLAND FUND                 7.790%  2004            5,000     5,000     5,000 (b)(d)(f)
                     WELLSFORD RESID PROP         7.250%  2000            5,000     4,985     5,106       (f)
                     ICI INVESTMENTS EMTN         6.750%  2002           10,000    10,077    10,170       (f)

           Total Finance                                                792,584   792,786   801,943

           Industrial
                     AAF MCQUAY                   8.875%  2003           10,000    10,124     9,887       (f)
                     AGCO CORP                    8.500%  2006            5,000     4,967     5,156       (f)
                     AK STEEL CORP                9.125%  2006            3,000     3,059     3,142       (f)
                     ADVANCED LIGHTING            8.000%  2008            2,000     2,017     2,023 (b)(d)(f)
                     O`N`E` LOAN TRUST 97         7.906%  2007           25,000    25,000    25,000    (d)(f)
                     AMER AIRLINES LESSEE         6.400%  2008            2,538     2,538     2,538 (b)(d)(f)
                     AMER AIRLINES LESSEE         6.400%  2008            2,338     2,338     2,338 (b)(d)(f)
                     AMER AIRLINES LESSEE         6.400%  2008            2,445     2,445     2,445 (b)(d)(f)
                     AMER AIRLINES LESSEE         6.400%  2008            2,650     2,650     2,650 (b)(d)(f)
                     AMER AIRLINES LESSEE         6.400%  2008              821       821       821 (b)(d)(f)
                     AMER AIRLINES LESSEE         6.400%  2008              820       820       820 (b)(d)(f)
                     AMERICAN STANDARD           10.875%  1999            1,000     1,024     1,046       (f)
                     AMERISERVE FOOD SER         10.125%  2007            4,000     4,112     4,180       (f)
                     ANTENNA TV SA                9.000%  2007            5,000     4,908     5,006       (f)
                     APPLIED MATERIALS            6.650%  2000            5,000     5,000     5,063       (f)
                     ARGO-TECH CORP               8.625%  2007            2,000     2,000     2,035       (f)
                     ASTRON CBO LIMITED           7.000%  2010           17,500    17,500    17,456    (d)(f)


                                                                     Bal Held at
                                                                     6/30/98
                                                                     Principal
                                                                     Amount of     Cost     Value at
                                                                     Bonds         (Notes   6/30/98
Issuer Name and Issue Title                                          and Notes     a & c)   (Note a)
                     AVIATION SALES               8.125%  2008            2,000     1,995     1,960       (f)
                     BECKMAN INSTRUMENTS          7.100%  2003            5,000     5,000     5,029    (d)(f)
                     A.H. BELO                    6.875%  2002            5,500     5,491     5,648       (f)
                     BLACK & DECKER               7.500%  2003           10,000    10,329    10,497       (f)
                     BOYD GAMING CORP             9.250%  2003            5,000     4,984     5,237       (f)
                     BISTRO TRST 1997-100         6.350%  2002            7,000     6,985     7,077    (d)(f)
                     BROWN GROUP                  8.600%  1999            5,000     5,000     5,025
                     BURLINGTON NORTHERN          6.375%  2005            5,000     4,998     5,069
                     CSX CORP                     7.050%  2002           10,000     9,995    10,267       (f)
                     REYNOLDS METALS CAN          6.625%  2002           19,500    19,634    19,777       (f)
                     CAPSTAR HOTEL                8.750%  2007            3,000     2,996     3,127       (f)
                     CHIQUITA BRANDS INTL        10.250%  2006            3,000     2,984     3,262       (f)
                     CHRYSLER FINANCE             7.700%  1998           10,000     9,998    10,047       (f)
                     CHRYSLER FINANCE             7.590%  2000            5,000     5,000     5,137       (f)
                     CINCINNATI MILACRON          7.875%  2000            5,000     5,051     5,083       (f)
                     CINEMARK USA INC             8.500%  2008            2,000     1,996     2,005       (f)
                     COLTEC INDUSTRIES            7.500%  2008            2,000     1,997     2,025    (d)(f)
                     COMCAST CABLE                8.125%  2004           10,000     9,992    10,857       (f)
                     CONTAINER CORP AMER          9.750%  2003            4,000     3,981     4,310       (f)
                     CONT'L CABLEVISION           8.300%  2006            4,000     3,989     4,432    (d)
                     COX COMMUNICATIONS           6.375%  2000           25,000    24,945    25,168       (f)
                     CROWN CORK & SEAL            6.750%  2003           14,950    15,009    15,253       (f)
                     DAYTON HUDSON                6.400%  2003           10,000     9,978    10,118       (f)
                     DAYTON HUDSON CO             6.800%  2001            5,000     5,000     5,099       (f)
                     DOMAN INDUSTRIES LTD         9.250%  2007            3,000     3,014     3,000       (f)
                     BERGEN BRUNSWIG(DUR)         7.000%  2006           20,000    20,038    20,206       (f)
                     ERAC USA 144A                6.950%  2004            9,000     9,121     9,278    (d)(f)
                     ENTERPRIS RENT-A-CAR         8.750%  1999            5,000     4,999     5,166    (d)
                     ENTERP RENT-A-CARMTN         6.350%  2001           10,000     9,999    10,068    (d)(f)
                     EXTENDICARE HLTH SER         9.350%  2007            1,000     1,000     1,030       (f)
                     EYE CARE CENTERS             9.700%  2008            2,000     2,000     1,975    (d)(f)
                     FEDDERS N. AMERICA           9.375%  2007            3,000     3,017     2,970       (f)
                     FEDERAL-MOGUL                8.800%  2007            4,000     3,989     4,295       (f)
                     FIBERGLASS CAD INC           9.800%  1998            5,000     5,006     5,019    (d)
                     FORD MOTOR CREDIT            6.375%  2000           10,000    10,064    10,100
                     FORD MOTOR CR MTN            7.060%  2001            5,000     4,988     5,146       (f)
                     FURON COMPANY 144A           8.125%  2008            2,000     2,000     2,002    (d)(f)
                     GATC                         6.320%  2000           10,000     9,991    10,029       (f)
                     GE CAPITAL CORP              8.125%  1999           12,000    12,022    12,158       (f)
                     GENESIS HEALTHCARE           9.250%  2006            5,000     5,000     5,062       (f)
                     GIANT INDUSTRIES             9.000%  2007            5,000     5,000     5,125       (f)
                     GRAHAM PACKAGING FLT         9.250%  2008            1,500     1,500     1,500    (d)(f)
                     HMH PROPERTIES INC           8.875%  2007            4,000     4,077     4,455       (f)
                     HAYES WHEELS INT'L           9.125%  2007            3,000     3,007     3,142       (f)
                     HAYES WHEELS INT`L           9.125%  2007            1,000     1,000     1,048       (f)
                     HERITAGE MEDIA               8.750%  2006            4,500     4,567     4,815       (f)
                     HOWMET INC*                 10.000%  2003            3,000     3,159     3,334       (f)
                     ITT CORP                     6.250%  2000            5,000     4,913     4,920       (f)
                     ISPMEX 144A LIQUID          10.125%  2003            5,000     5,000     5,100    (d)(f)
                     INTEGON CORP                 9.500%  2001            2,000     1,986     2,191
                     INT`L SHIPHOLDING            7.750%  2007            2,000     1,990     1,983       (f)
                     INTERPOOL INC                6.625%  2003           12,500    12,485    12,329 (b)(d)(f)
                     K-III COMM PUT/96            8.500%  2006            5,000     4,983     5,106       (f)

                                                                     Bal Held at
                                                                     6/30/98
                                                                     Principal
                                                                     Amount of     Cost     Value at
                                                                     Bonds         (Notes   6/30/98
Issuer Name and Issue Title                                          and Notes     a & c)   (Note a)
                     KAUFMAN & BROAD HOME         7.750%  2004            3,000     2,978     2,993           (f)
                     KROGER CO                    8.150%  2006            4,000     4,004     4,429           (f)
                     LTV CORPORATION              8.200%  2007            5,000     4,971     4,875           (f)
                     LA QUINTA MOTOR              9.250%  2003            2,000     2,066     2,075           (f)
                     LAMAR ADVERTISING            8.625%  2007            5,000     5,007     5,131           (f)
                     LGETT&PLATT MTN SERD         7.185%  2002           10,000     9,960    10,384        (d)(f)
                     LIFE STYLE FURN             10.875%  2006            3,000     3,027     3,356           (f)
                     MJD COMMUNICATIONS          10.000%  2008            3,000     3,000     3,026        (d)(f)
                     MARK IV                      7.500%  2007            3,000     2,985     3,021           (f)
                     MAXXIM MEDICAL              10.500%  2006            4,000     4,031     4,410           (f)
                     FRED MEYERS INC              7.150%  2003            5,000     4,991     5,015           (f)
                     MULTICARE CO                 9.000%  2007            4,000     4,014     3,940           (f)
                     MURRIN-MURRIN 144A           8.843%  2005            4,000     4,000     3,960        (d)(f)
                     NEWS AMER HLDGS              7.500%  2000           10,000     9,981    10,275           (f)
                     NORFOLK SOUTHERN             6.950%  2002           15,000    15,183    15,499           (f)
                     NORTEK INC                   9.125%  2007            2,500     2,523     2,556           (f)
                     OFFSHORE LOGISTICS           7.875%  2008            2,000     2,005     1,990           (f)
                     OUTDOOR SYSTEMS INC          9.375%  2006            5,000     5,000     5,300           (f)
                     PARACELSUS HEALTH           10.000%  2006            5,000     5,054     4,975           (f)
                     PARAMOUNT COMMUN             5.875%  2000            5,350     5,272     5,286           (f)
                     PARK-OHIO INDUSTRIES         9.250%  2007            1,000     1,004     1,023           (f)
                     PENNEY J.C. & CO             7.250%  2002           10,000     9,997    10,405           (f)
                     PHARMERICA INC 144A          8.375%  2008            2,000     2,018     1,995        (d)(f)
                     PILLOWTEX CORP               9.000%  2007            4,000     4,059     4,120           (f)
                     BANK POPULAR N.A.            6.625%  2002           12,000    11,990    12,198           (f)
                     PRINTPACK INC                9.875%  2004            2,500     2,500     2,678           (f)
                     QUAKER OATS                  6.940%  2003            1,500     1,503     1,535           (f)
                     QUAKER OATS                  6.470%  2000           10,000    10,021    10,054           (f)
                     REPAP WISCONSIN              9.250%  2002           15,000    15,598    15,975           (f)
                     RITE AID CORP                6.700%  2001            5,000     4,999     5,106           (f)
                     ROLLINS TRUCK                6.875%  2001            5,000     4,999     5,111           (f)
                     RYDER SYSTEM                 7.910%  2000            5,000     5,018     5,152           (f)
                     RYERSON TULL                 8.500%  2001            5,000     5,000     5,200           (f)
                     S C INTERNATIONAL            9.250%  2007            5,000     5,024     5,188           (f)
                     SCOTSMAN GROUP INC           8.625%  2007            3,500     3,491     3,561           (f)
                     SEA CONTAINERS LTD           7.875%  2008            2,000     2,000     1,975           (f)
                     SERVICE CORP INTL            6.375%  2000           10,500    10,496    10,580           (f)
                     SHOP VAC CORP               10.625%  2003            2,000     2,000     2,195           (f)
                     SHOWBOAT INC                 9.250%  2008            4,000     3,797     4,330
                     SMITHFIELD FOODS INC         7.625%  2008            2,000     1,993     1,978        (d)(f)
                     STENA AB                    10.500%  2005            3,000     3,000     3,278
                     SUNAMERICA                   9.000%  1999           20,000    20,000    20,317
                     SUPERVALU INC                7.250%  1999            8,000     7,982     8,090           (f)
                     SUPERVALU INC                6.500%  2000            5,000     4,998     5,052           (f)
                     TARKETT 9.00                 9.000%  2002            3,650     3,718     3,700           (f)
                     TCW GEM II 144A FLT          7.188%  2012           25,000    23,778    21,469        (d)(f)
                     TEEKAY SHIPPING CORP         8.320%  2008            3,000     3,029     3,105           (f)
                     TELEWEST PLC                 9.625%  2006            2,000     2,000     2,105
                     TENET HEALTHCARE CO          8.625%  2003            7,000     6,983     7,394           (f)
                     TITAN WHEEL INT`L IN         8.750%  2007            4,100     4,081     4,244           (f)
                     TRICO MARINE SERVICE         8.500%  2005            3,000     2,986     2,918        (d)(f)
                     TYSON FOODS                  6.410%  2000           10,000    10,005    10,095           (f)
                     UNION TANK CAR               6.500%  2008            6,207     6,197     6,329           (f)

                                                                     Bal Held at
                                                                     6/30/98
                                                                     Principal
                                                                     Amount of     Cost     Value at
                                                                     Bonds         (Notes   6/30/98
Issuer Name and Issue Title                                          and Notes     a & c)   (Note a)
                     UNITED AIR 1991A-1           9.200%  2008            4,309     4,055     4,899
                     US HOME CORP                 7.750%  2005            1,500     1,496     1,470           (f)
                     US WEST CAP                  6.850%  2002           15,500    15,494    16,177           (f)
                     UNITED STATIONERS            8.375%  2008            1,000     1,000     1,003        (d)(f)
                     VIACOM INC                   6.750%  2003            5,000     4,997     5,095
                     WALBRO 144A                 10.125%  2007            3,000     3,038     2,996           (f)
                     WHITMAN CORP                 6.250%  2000            5,000     4,968     5,027           (f)
                     AMER AIRLINES LESSE          6.400%  2008            1,248     1,248     1,248        (d)(f)
                     AMER AIRLINES LESSE          6.400%  2008            1,248     1,248     1,248        (d)(f)
                     AMER AIRLINES LESSE          6.400%  2008            1,248     1,248     1,248        (d)(f)
                     AMER AIRLINES LESSE          6.400%  2008              923       923       923        (d)(f)
                     AMER AIRLINES LESSE          6.400%  2008              924       924       924        (d)(f)
                     AMER AIRLINES LESSE          6.400%  2008              925       925       925        (d)(f)
                     AMER AIRLINES LESSE          6.400%  2008              855       855       855        (d)(f)
                     AMER AIRLINES LESSE          6.400%  2008              853       853       853        (d)(f)
                     WYMAM GORDON CO              8.000%  2007            1,000       993     1,025           (f)

           Total Industrial                                             778,902   779,146   792,534

           Total Other Bonds and Notes                                3,013,318 3,012,163 3,061,414

           TOTAL BONDS AND NOTES                                      3,013,683 3,012,526 3,061,783

                                                                     Bal Held at
                                                                     6/30/98       Cost      Value at
                                                                     Number of     (Notes    6/30/98
           PREFERRED STOCK                                           Shares        a & c)    (Note a)
           Public Utility
                     ALLTEL 7.75 $100 PAR         7.750%  2005               18     1,846     1,851    (d)
                     AMERICAN WTRWRKS $25         8.500%  2000              800    20,000    20,856 (b)(d)
                     AMERITECH NZ A $100          7.040%  2001               40     4,134     4,280    (d)(f)
                     APPALACHIAN PWR $100         6.850%  2004               30     3,003     3,240
                     APPALACHIAN PWR $100         5.900%  2008               10       997     1,082       (f)
                     APPALACHIAN PWR $100         5.920%  2008               11     1,090     1,192
                     ARIZONA PUB SVC $100        10.000%  2001               60     6,194     6,398
                     ATLANTIC CITY EL 100         7.800%  2006               90     8,989     9,872
                     ATLANTIC CITY EL 100         8.200%  2000               17     1,649     1,654
                     BALTIMORE G&E $100           8.625%  2000               19     1,933     1,944
                     BELL ATLANTIC NZ144A         7.080%  2001               25     2,623     2,652    (d)(f)
                     BELL ATL NZ$100 144A         5.800%  2004              100    10,000    10,300    (d)
                     BOSTON EDISON $100           8.000%  2001               90     9,000     9,760
                     CENTRAL ILL LT $100          5.850%  2008               65     6,509     6,882
                     COMMONWEALTH EDISON          8.850%  2003               59     5,906     6,025 (b)(d)
                     COMMWLTH ED $100 PVT         8.200%  2002               53     5,167     5,308    (d)
                     CON EDISON $100 SR J         6.125%  2002              150    15,032    15,694
                     CON EDISON 7.2 SER I         7.200%  2007               33     3,271     3,420
                     DUKE ENERGY $100 V           6.400%  2002               30     3,000     3,217
                     DUKE ENRGY $100 SR U         6.300%  2001               30     3,000     3,167
                     DUKE ENRGY $100 SR T         6.200%  2000               30     3,000     3,122
                     DUKE ENRGY 1992D $25         6.200%  2001              200     5,003     5,188
                     DUKE ENRGY 1992C $25         6.100%  2000              250     6,259     6,391


                                                                     Bal Held at
                                                                     6/30/98       Cost     Value at
                                                                     Number of     (Notes   6/30/98
Issuer Name and Issue Title                                          Shares        a & c)   (Note a)
                     DUKE ENRGY 1992B $25         5.950%  1999               15       376       379       (f)
                     EASTERN EDISON $100          6.625%  2008              210    20,925    21,551
                     ENTERGY ARKANSAS $25         9.920%  2002               26       663       684
                     ENTERGY LA INC PFD           8.000%  2001               70     7,000     7,254
                     ENTERGY LA   $100            7.000%  1999               80     8,000     8,180
                     GREEN MTN PWR CL-D/3         8.625%  2000               42     4,200     4,240 (b)(d)
                     HAWAII ELEC $100             8.500%  2005               50     5,116     5,208 (b)(d)
                     MAUI ELEC $100               8.500%  2005               50     5,094     5,208 (b)(d)
                     INDIANA MICH POWER           6.300%  2009               52     5,222     5,597
                     IND MICH POWER $100          6.250%  2009               20     2,006     2,137       (f)
                     INDIANA MICHIGAN PWR         5.900%  2009               33     3,122     3,417
                     JERSEY CENTRAL P&L           8.650%  2005              110    11,262    11,744
                     LOUISVILLE G&E PFD           5.875%  2008               12     1,197     1,249       (f)
                     MAINE YANKEE $100            7.480%  2001               23     2,280     2,350
                     MARKETSPAN CORP              7.950%  2000              274     6,874     7,319
                     MIDAMERICAN ENERGY           7.800%  2006               73     7,566     8,182
                     MN P & L  144A $100          7.125%  2002               50     4,980     5,052 (b)(d)
                     MN P&L 144A  6.70            6.700%  2002              100    10,000    10,350 (b)(d)
                     NJ NATL GAS 100 144A         7.720%  2001              200    20,000    20,350    (d)
                     NO IND PUB SERV $100         8.850%  2003               26     2,633     2,664 (b)(d)
                     NO IND PUB SERV $100         6.500%  2002              115    11,902    11,970       (f)
                     NORTHWEST NAT GA 100         6.950%  2002              170    17,097    18,466
                     OHIO POWER CO $100           5.900%  2009               36     3,533     3,836
                     OHI PWR CO $100              6.020%  2008               10       991     1,075
                     OHIO PWR CO $100             6.350%  2008                5       507       549
                     OTTER TAIL PWR $100          6.300%  2007              180    18,000    18,866
                     PECO ENERGY                  6.120%  2003              160    16,001    16,671
                     PACIFIC GAS & ELEC           6.300%  2009              120     2,963     3,140       (f)
                     PACIFIC GAS & ELEC           6.570%  2007              718    18,052    18,879
                     PACIFICORP $100 PAR          7.700%  2001              150    15,000    16,444
                     POTOMAC ELEC PWR $50         6.800%  2007              161     7,952     8,944
                     PRAXAIR INC                  7.480%  2000               70     7,051     7,346
                     PUB SERV COLO $100           7.500%  2009              173    16,780    17,510 (b)(d)
                     PUBLIC SER ELEC & GA         5.970%  2008                6       613       668       (f)
                     ROCHESTER G&E $100           6.600%  2009               53     5,183     5,608
                     ROCHESTER G & E $100         7.650%  1999               20     2,000     2,037
                     ROCHESTER G & E $100         7.550%  1998               67     6,700     6,792
                     SAN DIEGO G&E $25            1.762%  2008               60     1,584     1,737       (f)
                     SO CA EDISON $100            6.050%  2008               45     4,501     4,694       (f)
                     SO CA EDISON $100            6.450%  2002              202    20,359    21,198
                     SO INDIANA G&E 100           6.500%  2002               75     7,500     7,471 (b)(d)
                     TEXAS UTILITIES              6.375%  2008               54     5,429     5,640
                     TEXAS UTIL $100 PAR          6.980%  2008               50     5,000     5,460
                     UBS PRIVATE SER H            5.040%  2002               15    15,000    15,525 (b)(d)(f)
                     VIRGINIA ELEC & PWR          5.580%  2000               18     1,761     1,782       (f)
                     VIRGINIA ELEC & PWR          6.350%  2000              201    20,151    20,887
                     WASHINGTON WTR POWER         6.950%  2007               58     5,765     6,415

           Total Public Utility                                           6,718   493,496   516,220

           Finance
                     ABN AMRO NA FRAP                    5.94%               15    15,000    15,583    (d)(f)
                     CHASE MANHAT FRAP                   4.96%              110     5,500     5,569       (f)
                     COMERICA FRAP                       6.84%              150     7,796     7,819       (f)
                     EURO AMER BANK FRAP                 5.84%               10    10,000    10,200       (f)

                                                                     Bal Held at
                                                                     6/30/98      Cost     Value at
                                                                     Number of    (Notes   6/30/98
Issuer Name and Issue Title                                          Shares       a & c)   (Note a)
                     FLEET FIN 6.59% FRAP                6.59%              130     6,662     6,833       (f)
                     MORGAN STANLEY GROUP                5.91%              100     5,000     5,200       (f)
                     PNC BK FRAP SERF                    6.05%              440    22,160    22,522       (f)
                     WELLS FRGO FRAP SERH                6.59%              432    22,107    23,247       (f)

           Total Finance                                                  1,387    94,225    96,973

           Industrial
                     NORTHBROOK HLDG 1000         6.600%  2001               10    10,000    10,219 (b)(d)(f)
                     WHIRLPOOL FIN $100 B         6.550%  2008              180    18,112    19,215    (d)
                     WHIRLPL FINL PFD144A         6.090%  2002               37     3,686     3,862 (b)(d)(f)

           Total Industrial                                                 227    31,798    33,296

           TOTAL PREFERRED STOCK                                          8,332   619,520   646,489

TOTAL Investments in Securities of Unaffiliated Issuers                         3,632,046  3,708,272
TOTAL Reserve for Possible Losses on Corporate Issues                                   0          0

                                                                                3,632,046  3,708,272



NOTES:

a) See Notes 1 and 3 to the financial statements regarding determination of cost and fair values.
b) In the absence of market quotations, securities are valued by IDS Certificate Company at fair value.
c) Aggregate cost of investment in securities of unaffiliated issuers for federal income tax purposes was $3,630,794.
d) Securities acquired in private negotiation which may require registration under federal securities law if they were to be publicly sold.  Also see Note 3B to financial statements.
e) Non-income producing securities.
f) Securities classified as available for sale and carried at fair value on the balance sheet.  Also see Notes 1 and 3A to financial statements.


September 17, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Attn: Document Control - EDGAR
Washington, D.C.  20549-1004

RE:     IDS Certificate Company
        1998 Semi-Annual Report

Ladies and Gentlemen:

On behalf of the above-referenced registrant, I am filing electronically the 1998 Semiannual Report for the six-month period ended June 30, 1998.

This report is being filed with the Commission  pursuant to the  requirements of
Section 30(e) of the Investment Company Act of 1940 and Rule 30b2-1.

If you have any questions, please contact me at (612) 671-2221.

Thank you.

Sincerely,



Bruce A. Kohn
Vice President and General Counsel

BK/lal